Consolidated Statement of Changes in Equity - INR (₨) ₨ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share based payment reserve [Member]	Other components of equity [Member]	Retained earnings /(accumulated deficit) [Member]	Equity attributable to owners of parent [Member]	Non-controlling interest [Member]	Compulsorily Convertible Debentures [Member]
Balance at the Beginning at Mar. 31, 2021	₨ 13,165,475	₨ 1,835,195	₨ 19,628,129	₨ 336,340	₨ 90,381	₨ (8,724,570)	₨ 13,165,475	₨ 0
Statement [Line Items]
Total comprehensive income for the year	1,244,863	0	0	0	(13,082)	1,257,945	1,244,863	0
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	42,992	5,043	37,949				42,992
Call money received	0						0
Transaction costs related to equity	0						0
Transferred from share based payment reserve on exercise of ESOP	0		10,089	(10,089)			0
ESOP Expenses	22,873			22,873			22,873
Balance at the Ending at Mar. 31, 2022	14,476,203	1,840,238	19,676,167	349,123	77,299	(7,466,624)	14,476,203	0	₨ 0
Statement [Line Items]
Total comprehensive income for the year	643,349	0	0	0	(31,173)	674,522	643,349	0	0
Reclassification Compulsorily Convertible Debentures	2,000,000	0	0	0	0	0	0	0	2,000,000
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	9,906	930	8,976				9,906		0
Call money received	0						0		0
Transaction costs related to equity	(2,799)					(2,799)	(2,799)		0
Transferred from share based payment reserve on exercise of ESOP	6,968				6,968		6,968
ESOP Expenses	12,061			12,061			12,061		0
Balance at the Ending at Mar. 31, 2023	17,145,688	1,841,168	19,685,143	361,184	53,094	(6,794,901)	15,145,688	0	2,000,000
Statement [Line Items]
Total comprehensive income for the year	34,678	0	0	0	(14,258)	48,936	34,678	0	0
Reclassification Compulsorily Convertible Debentures	6,800,000	0	0	0	0	0	0	0	6,800,000
Transactions with owners, recorded directly in equity
Shares issued on exercise of ESOP	43,344	4,978	36,851	1,515			43,344		0
Call money received	0						0		0
Transaction costs related to equity	0								0
Transferred from share based payment reserve on exercise of ESOP	5,956		10,792	(10,792)	5,956		5,956		0
ESOP Expenses	0			0			0		0
Balance at the Ending at Mar. 31, 2024	₨ 24,029,666	₨ 1,846,146	₨ 19,732,786	₨ 351,907	₨ 44,792	₨ (6,745,965)	₨ 15,229,666	₨ 0	₨ 8,800,000